Assets held for sale and Discontinued operations (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets held for sale and discontinued operations [Line Items]
Selling expenses	R$ 137,121	R$ 152,638	R$ 175,669
General and administrative expenses	(825,350)	(1,078,037)	(733,695)
Other operational income (expenses)	(826,996)	(1,203,326)	(1,980,985)
Consolidated [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Net operating revenue	561,141	977,149	1,392,380
Operating costs	(446,073)	(692,718)	(1,322,823)
Gross profit	115,068	284,431	69,557
Selling expenses	16,261	11,451	11,071
General and administrative expenses	(37,874)	(59,410)	(70,026)
Other operational income (expenses)	(2,374)	(14,903)	(20,996)
Total expenses	(56,509)	(85,764)	(102,093)
Profit (loss) before financial results and taxes	58,559	198,667	(32,536)
Financial results	(10,806)	455	39,847
Operating profit (loss)	47,753	199,122	7,311
Income tax and social contribution	(26,527)	(7,621)	(81,977)
Net income (loss)	21,226	191,501	(74,666)
Gain on the share sales operation	725,778	0	0
Income tax on sales gains	(255,433)	0	0
Net income (loss) from discontinued operations	491,571	191,501	(74,666)
Other comprehensive income from discontinued operations	0	1,650	1,330
Comprehensive income from discontinued operations	R$ 491,571	R$ 193,151	R$ (73,336)